Revision to Prior Period Financial Statements Footnote (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 15, 2020
CONDENSED BALANCE SHEETS
Warrant Liabilities	$ 178,750
Common Stock Subject to Possible Redemption	110,638,630			$ 111,015,410
Common Stock	359		$ 288	355
Additional Paid-in Capital	5,370,137		24,712	5,104,258
Accumulated Deficit	(370,494)		(1,225)	(104,610)
CONSOLIDATED STATEMENTS OF INCOME
Change in fair value of warrant liabilities	(49,500)
Net income attributable to Reservoir Holdings Inc.	(247,531)	$ (85)	(1,225)	(103,385)
CONDENSED STATEMENTS OF CASH FLOWS
Net income	(247,531)	(85)	(1,225)	(103,385)
Change in fair value of warrant liabilities	49,500
Initial classification of common stock subject to possible redemption				111,117,520
Change in value of common stock subject to possible redemption	(247,530)			(102,110)
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Common stock Subject to Possible Redemption	(247,530)			111,015,410
Net income attributable to Reservoir Holdings Inc.	$ (247,531)	$ (85)	$ (1,225)	$ (103,385)
Sale of Private Units				275,000
As Previously Reported
CONDENSED BALANCE SHEETS
Additional Paid-in Capital				$ 5,104,258	$ 5,002,148
Accumulated Deficit				(104,610)	(2,500)
CONSOLIDATED STATEMENTS OF INCOME
Net income attributable to Reservoir Holdings Inc.				(103,385)
CONDENSED STATEMENTS OF CASH FLOWS
Net income				(103,385)
Initial classification of common stock subject to possible redemption				111,117,520
Change in value of common stock subject to possible redemption				(102,110)
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Sale of 275,000 private units				2,750,000
Common stock Subject to Possible Redemption				111,015,410
Net income attributable to Reservoir Holdings Inc.				(103,385)
Adjustments
CONDENSED BALANCE SHEETS
Warrant Liabilities				129,250	111,375
Additional Paid-in Capital				18,351	477
Accumulated Deficit				(18,353)	(478)
CONSOLIDATED STATEMENTS OF INCOME
Change in fair value of warrant liabilities				(17,875)
Initial public offering costs allocated to warrant liability				(478)
Net income attributable to Reservoir Holdings Inc.				(18,353)
CONDENSED STATEMENTS OF CASH FLOWS
Net income				(18,353)
Change in fair value of warrant liabilities				17,875
Initial public offering costs allocated to warrant liabilities				478
Initial classification of warrant liabilities				111,375
Initial classification of common stock subject to possible redemption				(111,375)
Change in value of common stock subject to possible redemption				(17,875)
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Sale of 275,000 private units				(111,375)
Common stock Subject to Possible Redemption				(129,250)
Net income attributable to Reservoir Holdings Inc.				(18,353)
As Revised
CONDENSED BALANCE SHEETS
Warrant Liabilities				129,250	111,375
Common Stock Subject to Possible Redemption				110,886,160
Common Stock				357
Additional Paid-in Capital				5,122,609	5,002,625
Accumulated Deficit				(122,963)	(2,978)
CONSOLIDATED STATEMENTS OF INCOME
Change in fair value of warrant liabilities				(17,875)
Initial public offering costs allocated to warrant liability				(478)
Net income attributable to Reservoir Holdings Inc.				(121,738)
CONDENSED STATEMENTS OF CASH FLOWS
Net income				(121,738)
Change in fair value of warrant liabilities				17,875
Initial public offering costs allocated to warrant liabilities				478
Initial classification of warrant liabilities				111,375
Initial classification of common stock subject to possible redemption				111,006,145
Change in value of common stock subject to possible redemption				(119,985)
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Sale of 275,000 private units				2,638,625
Common stock Subject to Possible Redemption				110,886,160
Net income attributable to Reservoir Holdings Inc.				(121,738)
Class A Common Stock | As Previously Reported
CONDENSED BALANCE SHEETS
Common Stock Subject to Possible Redemption				111,015,410	111,117,520
Common Stock				355	355
Class A Common Stock | Adjustments
CONDENSED BALANCE SHEETS
Common Stock Subject to Possible Redemption				(129,250)	(111,375)
Common Stock				2	1
Class A Common Stock | As Revised
CONDENSED BALANCE SHEETS
Common Stock Subject to Possible Redemption				110,886,160	111,006,145
Common Stock				$ 357	$ 356